LVIP T. Rowe Price 2050 Fund
Schedule of Investments
September 30, 2025 (unaudited)

	Number of Shares	Value (U.S. $)
AFFILIATED INVESTMENTS–51.14%
INVESTMENT COMPANIES–51.14%
Equity Funds–36.59%
✧✧Lincoln Variable Insurance Products Trust-
LVIP SSGA Mid-Cap Index Fund	292,597	$3,755,778
LVIP SSGA S&P 500 Index Fund	1,002,759	33,285,579
LVIP SSGA Small-Cap Index Fund	81,736	2,829,686
		39,871,043
Fixed Income Fund–0.55%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA Bond Index Fund	57,880	598,941
		598,941
International Equity Fund–14.00%
✧✧Lincoln Variable Insurance Products Trust– LVIP SSGA International Index Fund	1,164,305	15,251,238
		15,251,238
Total Affiliated Investments (Cost $29,756,725)		55,721,222

UNAFFILIATED INVESTMENTS–49.10%
INVESTMENT COMPANIES–49.10%
Equity Funds–35.20%
**T. Rowe Price Emerging Markets Discovery Stock Fund	194,633	3,378,829
**T. Rowe Price Growth Stock Fund	88,913	10,806,434
**T. Rowe Price Mid-Cap Growth Fund	18,528	1,907,467
**T. Rowe Price Mid-Cap Value Fund	49,455	1,648,338
**T. Rowe Price New Horizons Fund	18,774	1,071,025
	Number of Shares	Value (U.S. $)
UNAFFILIATED INVESTMENTS (continued)
INVESTMENT COMPANIES (continued)
Equity Funds (continued)
**T. Rowe Price Real Assets Fund	424,885	$7,274,038
**T. Rowe Price Small-Cap Value Fund	28,875	1,611,206
**T. Rowe Price Value Fund	217,207	10,654,009
		38,351,346
Fixed Income Funds–0.29%
**T. Rowe Price U.S. Limited Duration TIPS Index Fund	1,870	17,685
**T. Rowe Price U.S. Treasury Long-Term Fund	41,193	299,475
		317,160
International Equity Funds–11.32%
**T. Rowe Price Emerging Markets Stock Fund	69,534	2,925,996
**T. Rowe Price International Stock Fund	156,057	3,554,975
**T. Rowe Price International Value Equity Fund	258,190	5,855,756
		12,336,727
International Fixed Income Fund–0.11%
**T. Rowe Price International Bond Fund	13,484	115,424
		115,424
Money Market Fund–2.18%
State Street Institutional U.S. Government Money Market Fund - Premier Class (seven-day effective yield 4.09%)	2,379,684	2,379,684
		2,379,684
Total Unaffiliated Investments (Cost $40,356,915)		53,500,341

TOTAL INVESTMENTS–100.24% (Cost $70,113,640)	109,221,563
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.24%)	(256,279)
NET ASSETS APPLICABLE TO 7,206,496 SHARES OUTSTANDING–100.00%	$108,965,284

✧✧Standard Class shares.
**Institutional Class shares.

Summary of Abbreviations:
S&P–Standard & Poor’s
TIPS–Treasury Inflation-Protected Securities
See accompanying notes.
LVIP T. Rowe Price 2050 Fund–1

LVIP T. Rowe Price 2050 Fund
Notes
September 30, 2025 (unaudited)
1. Transactions with Affiliates
Affiliated investments, for purposes of the Investment Company Act of 1940, are investments that have a common investment adviser, Lincoln Financial Investments Corporation ("LFI") (LVIP Funds), or investments in issuers whereby the Fund held 5% or more of the issuers' outstanding securities (non-LVIP Funds). Affiliated investments of the Fund and the corresponding investment activity for the period ended September 30, 2025, were as follows:
	Value 12/31/24	Purchases	Sales	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value 09/30/25	Number of Shares 09/30/25	Dividends	Capital Gain Distributions
INVESTMENT COMPANIES-51.14%@
Equity Funds-36.59%@
✧✧LVIP SSGA Mid-Cap Index Fund	$3,416,301	$849,935	$435,000	$(32,034)	$(43,424)	$3,755,778	292,597	$—	$—
✧✧LVIP SSGA S&P 500 Index Fund	29,731,502	3,785,031	2,910,000	(6,342)	2,685,388	33,285,579	1,002,759	—	—
✧✧LVIP SSGA Small-Cap Index Fund	2,656,219	266,945	220,000	(20,130)	146,652	2,829,686	81,736	—	—
Fixed Income Fund-0.55%@
✧✧LVIP SSGA Bond Index Fund	565,660	—	—	—	33,281	598,941	57,880	—	—
International Equity Fund-14.00%@
✧✧LVIP SSGA International Index Fund	13,051,522	574,710	1,515,000	30,248	3,109,758	15,251,238	1,164,305	4,710	—
Total	$49,421,204	$5,476,621	$5,080,000	$(28,258)	$5,931,655	$55,721,222		$4,710	$—

@ As a percentage of Net Assets as of September 30, 2025.
✧✧ Standard Class shares.
LVIP T. Rowe Price 2050 Fund–2